Retirement Benefits - Amounts Recognized in Consolidated Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	¥ 30,761	¥ 30,658	¥ 32,099
Net interest cost	(3,845)	(2,843)	(1,415)
Past service cost	(4,077)	7,175	(28,023)
Total	¥ 22,839	¥ 34,990	¥ 2,661